Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
DERIVATIVE FINANCIAL INSTRUMENTS
Summary of derivative instruments outstanding

	December 31, 2016
	Notional Amount	Fixed Rate	Floating Rate	Maturity	Fair Value
	(Dollars in thousands)

Non-hedging derivative instruments:
Customer interest rate swap:
receive fixed/pay floating	$185,637	2.19 - 5.72%	LIBOR 1 month + 0% - 4.25%	Wtd. Avg. 3.4 years	$609

Correspondent interest rate swap:
pay fixed/receive floating	$185,637	2.19 - 5.72%	LIBOR 1 month + 0% - 4.25%	Wtd. Avg. 3.4 years	$(691)

	December 31, 2015
	Notional Amount	Fixed Rate	Floating Rate	Maturity	Fair Value
	(Dollars in thousands)

Non-hedging derivative instruments:
Customer interest rate swap:
receive fixed/pay floating	$115,459	3.99% - 5.99%	LIBOR 1 month + 2.5% - 4.50%	Wtd. Avg. 3.1 years	$1,528

Correspondent interest rate swap:
pay fixed/receive floating	$115,459	3.99% - 5.99%	LIBOR 1 month + 2.5% - 4.50%	Wtd. Avg. 3.1 years	$(1,612)

Notional amounts and estimated fair values of non-hedging derivative instruments by classification

). The notional amounts and estimated fair values of the non-hedging derivative instruments by classification as the dates set forth were as follows:

	December 31, 2016			December 31, 2015
		Estimated Fair Value			Estimated Fair Value
	Notional Amount	Asset Derivative	Liability Derivative	Notional Amount	Fair Value	Liability Derivative

	(Dollars in thousands)

Non-hedging interest rate derivatives:
Financial institution counterparty:
Interest rate swap	$185,637	$698	$1,389	$115,459	$-	$1,612
Interest rate cap	16,482	5	-	16,929	25	-
Commercial customer counterparty:
Interest rate swap	185,637	1,307	698	115,459	1,528	-
Interest rate cap	16,482	-	5	16,929	-	25
Total derivatives		$2,010	$2,092		$1,553	$1,637